Shareholder Fees - VIPRealEstatePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio
Shareholder Fees:
(fees paid directly from your investment)